Hartford Low Duration High Income Fund Investment Strategy - Hartford Low Duration High Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective. The Fund normally invests at least 65% of its net assets in non-investment grade debt securities (also known as “junk bonds”). The Fund may invest in various types of debt securities, including, but not limited to, securitized debt, such as floating-rate and fixed rate collateralized loan obligations (“CLOs”), mortgage-backed securities, credit risk transfer securities, and asset-backed securities; corporate bonds; bank loans and loan participation interests; convertible securities; and U.S. government and agency securities. The Fund may invest in foreign debt securities.In order to manage the Fund’s interest rate risk (including the Fund’s duration), the Fund may use derivatives such as Treasury futures, options and/or interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.Wellington Management combines comprehensive top-down quantitative and macroeconomic analysis with detailed bottom-up research to seek to identify the most attractive investment opportunities.